CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 96,154	$ 101,551
Accounts receivable, net	2,997
Inventories	142,287	211,640
Prepayments and other current assets	122,242	242,523
Total current assets	363,680	555,714
Non-current assets:
Cryptocurrency	28,342	12,531
Property, equipment and software, net	29,466	85,350
Operating lease right-of-use assets	1,690	4,250
Deferred tax assets	66,809	21,740
Other non-current assets	486	2,504
Non-current financial investment	2,824	2,872
Total non-current assets	129,617	129,247
Total assets	493,297	684,961
Current liabilities:
Accounts payable	6,245	16,703
Contract liabilities	19,614	662
Income tax payable	3,534	7,228
Accrued liabilities and other current liabilities	64,240	48,349
Operating lease liabilities, current	1,216	2,314
Preferred shares forward contract liability	40,344
Total current liabilities	135,193	75,256
Non-current liabilities:
Operating lease liabilities, non-current	210	1,441
Other non-current liabilities	9,707	598
Total liabilities	145,110	77,295
Contingencies (Note 17)
Shareholders' equity:
Treasury stocks (US$0.00000005 par value; 308,136,735 and 257,105,340 shares as of December 31, 2022 and 2023, respectively)	(57,055)	(57,055)
Additional paid-in capital	653,860	492,220
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(43,879)	(36,913)
Retained earnings (accumulated deficit)	(219,631)	194,522
Total shareholders' equity	348,187	607,666
Total liabilities and shareholders' equity	$ 493,297	$ 684,961